EQUITY - Executive Deferred Stapled Unit Plan - Reconciliation of the changes (Details) - Executive Deferred Stapled Unit Plan	12 Months Ended
	Dec. 31, 2017 CAD EquityInstruments	Dec. 31, 2016 CAD EquityInstruments
Executive Deferred Stapled Unit Plan
Outstanding, Number, beginning balance | EquityInstruments	82,000	72,000
New Grants, Number | EquityInstruments	49,000	67,000
Forfeited, Number | EquityInstruments	(3,000)	(198)
Settled, Number | EquityInstruments	(22,000)	(57,000)
Outstanding, Number, ending balance | EquityInstruments	106,000	82,000
Outstanding, Weighted Average Grant Date Fair Value, beginning balance | CAD	CAD 42.34	CAD 41.03
New Grants, Weighted Average Grant Date Fair Value | CAD	45.81	40.61
Forfeited, Weighted Average Grant Date Fair Value | CAD	45.23	37.33
Settled, Weighted Average Grant Date Fair Value | CAD	45.36	38.24
Outstanding, Weighted Average Grant Date Fair Value, ending balance | CAD	CAD 43.32	CAD 42.34